UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 46.4%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	17,055	$483,345
BlackRock Commodity Strategies Fund, Institutional Class (b)	85,869	849,240
BlackRock Emerging Markets Fund, Inc., Institutional Class	17,300	364,161
BlackRock Equity Dividend Fund, Institutional Class	19,361	478,415
BlackRock EuroFund, Institutional Class	49,365	781,945
BlackRock International Fund, Institutional Class	17,746	276,300
BlackRock International Opportunities Portfolio, Institutional Class	3,808	151,159
BlackRock Long-Horizon Equity Fund, Institutional Class	48,849	727,367
BlackRock Pacific Fund, Inc., Institutional Class	19,565	376,816
iShares International Developed Real Estate ETF	3,061	98,212
iShares MSCI Germany ETF	14,905	434,481
iShares MSCI Japan ETF	86,391	1,036,692
iShares Russell 2000 ETF (c)	5,858	650,765
iShares U.S. Financials ETF	10,221	836,078
iShares U.S. Healthcare ETF	4,425	566,136
iShares U.S. Technology ETF	10,195	997,581
Master Basic Value LLC	$723,319	723,319
Master Large Cap Growth Portfolio	$729,677	729,677

		10,561,689

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 55.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	101,495	$1,111,368
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	49,404	544,923
BlackRock Low Duration Bond Portfolio, BlackRock Class	91,950	899,267
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	108,605	1,124,059
Master Total Return Portfolio	$8,856,220	8,856,220

		12,535,837

Short-Term Securities — 10.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	1,602,001	1,602,001
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$675,584	675,584

		2,277,585
Total Affiliated Investment Companies (Cost — $23,729,079*) — 111.4%		25,375,111
Liabilities in Excess of Other Assets — (11.4)%		(2,598,047)

Net Assets — 100.0%		$22,777,064

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$23,482,273

Gross unrealized appreciation	$3,493,779
Gross unrealized depreciation	(1,600,941)

Net unrealized appreciation	$1,892,838

Portfolio Abbreviation

ETF	Exchange Traded Fund

BLACKROCK FUNDS II	JULY 31, 2014	1

Schedule of Investments (continued)	LifePath Active 2015 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	28,765	14,578		26,288		17,055	$483,345	—	$248,121
BlackRock Commodity Strategies Fund, Inc., Institutional Class	28,312	57,557		—		85,869	$849,240	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	17,300		—		17,300	$364,161	$1,870	—
BlackRock Equity Dividend Fund, Institutional Class	4,782	23,650		9,071		19,361	$478,415	$4,011	$37,641
BlackRock EuroFund, Institutional Class	23,500	29,098		3,233		49,365	$781,945	$4,797	$5,327
BlackRock Global Long/Short Credit Fund, Institutional Class	100,476	1,019		—		101,495	$1,111,368	$11,092	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	47,702	1,702		—		49,404	$544,923	$9,737	$8,756
BlackRock International Fund, Institutional Class	20,937	396		3,587		17,746	$276,300	$5,864	$5,731
BlackRock International Opportunities Portfolio, Institutional Class	5,079	22		1,293		3,808	$151,159	$375	$28,912
BlackRock Liquidity Funds, TempFund, Institutional Class	759,773	842,228	[1]	—		1,602,001	$1,602,001	$351	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$675,584	[1]	—		$675,584	$675,584	$1,230	—
BlackRock Long-Horizon Equity Fund, Institutional Class	49,251	1,825		2,227		48,849	$727,367	$9,063	$17,340
BlackRock Low Duration Bond Portfolio, BlackRock Class	90,405	1,545		—		91,950	$899,267	$15,103	—
BlackRock Pacific Fund, Inc., Institutional Class	19,788	2,744		2,967		19,565	$376,816	$6,510	$39,520
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,437	2,168		—		108,605	$1,124,059	$20,251	$2,132
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$98,212	$10,117	—
iShares MSCI Germany ETF	14,905	—		—		14,905	$434,481	$9,408	—
iShares MSCI Japan ETF	47,661	80,747		42,017		86,391	$1,036,692	$7,620	$31,689
iShares MSCI Mexico Capped ETF	5,168	—		5,168		—	—	—	$(27,823)
iShares Russell 2000 ETF	5,858	—		—		5,858	$650,765	$7,018	—
iShares U.S. Financials ETF	10,221	—		—		10,221	$836,078	$10,022	—
iShares U.S. Healthcare ETF	—	4,425		—		4,425	$566,136	$3,206	—
iShares U.S. Technology ETF	10,195	—		—		10,195	$997,581	$8,138	—
Master Basic Value LLC	$1,087,388	—		$364,069	[2]	$723,319	$723,319	$14,613	$133,753
Master Large Cap Growth Portfolio	$778,186	—		$48,509	[2]	$729,677	$729,677	$7,636	$58,091
Master Total Return Portfolio	$8,408,183	$448,037	[1]	—		$8,856,220	$8,856,220	$280,975	$153,445
[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold}	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
5	Australian Government Bonds (10 Year)	Sydney	September 2014	$561,734	$12,885
(3)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$373,828	(371)
Total					$12,514

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,390,311	$10,984,800	—	$25,375,111

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$12,885	—	—	$12,885
Liabilities:
Interest rate contracts	(371)	—	—	(371)
Total	$12,514	—	—	$12,514

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$32,000	—	—	$32,000
Liabilities:
Collateral on securities loaned at value	—	$(675,584)	—	(675,584)
Total	$32,000	$(675,584)	—	$(643,584)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK FUNDS II	JULY 31, 2014	3

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 55.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	63,780	$1,807,513
BlackRock Commodity Strategies Fund, Institutional Class (b)	107,156	1,059,775
BlackRock Emerging Markets Fund, Inc., Institutional Class	21,487	452,302
BlackRock Equity Dividend Fund, Institutional Class	46,168	1,140,815
BlackRock EuroFund, Institutional Class	60,915	964,891
BlackRock International Fund, Institutional Class	56,812	884,559
BlackRock International Opportunities Portfolio, Institutional Class	13,078	519,206
BlackRock Long-Horizon Equity Fund, Institutional Class	71,968	1,071,604
BlackRock Pacific Fund, Inc., Institutional Class	27,947	538,250
iShares International Developed Real Estate ETF	10,208	327,524
iShares MSCI Germany ETF	18,358	535,136
iShares MSCI Japan ETF	119,338	1,432,056
iShares Russell 2000 ETF (c)	8,664	962,484
iShares U.S. Financials ETF	15,804	1,292,767
iShares U.S. Healthcare ETF	4,792	613,088
iShares U.S. Technology ETF	12,130	1,186,921
Master Basic Value LLC	$1,806,970	1,806,970
Master Large Cap Growth Portfolio	$1,817,426	1,817,426

		18,413,287

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 37.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	123,602	$1,353,444
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	67,221	741,448
BlackRock Low Duration Bond Portfolio, BlackRock Class	72,395	708,025
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	132,129	1,367,540
Master Total Return Portfolio	$8,241,923	8,241,923

		12,412,380

Short-Term Securities — 10.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	2,622,865	2,622,865
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$999,221	999,221

		3,622,086
Total Affiliated Investment Companies
(Cost — $31,881,667*) — 102.8%		34,447,753
Liabilities in Excess of Other Assets — (2.8)%		(953,530)

Net Assets — 100.0%		$33,494,223

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$31,746,077

Gross unrealized appreciation	$4,676,218
Gross unrealized depreciation	(1,974,542)

Net unrealized appreciation	$2,701,676

4	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (continued)	LifePath Active 2020 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,216	49,234		22,670		63,780	$1,807,513	—	$278,439
BlackRock Commodity Strategies Fund, Inc., Institutional Class	40,205	66,951		—		107,156	$1,059,775	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	21,487		—		21,487	$452,302	$2,323	—
BlackRock Equity Dividend Fund, Institutional Class	17,397	46,594		17,823		46,168	$1,140,815	$10,234	$94,247
BlackRock EuroFund, Institutional Class	20,986	43,645		3,716		60,915	$964,891	$4,284	$6,157
BlackRock Global Long/Short Credit Fund, Institutional Class	122,361	1,241		—		123,602	$1,353,444	$13,509	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,906	2,315		—		67,221	$741,448	$13,225	$11,913
BlackRock International Fund, Institutional Class	54,900	6,034		4,122		56,812	$884,559	$15,378	$4,014
BlackRock International Opportunities Portfolio, Institutional Class	12,701	1,863		1,486		13,078	$519,206	$938	$11,384
BlackRock Liquidity Funds, TempFund, Institutional Class	1,080,356	1,542,509	[1]	—		2,622,865	$2,622,865	$537	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$999,221	[1]	—		$999,221	$999,221	$2,207	—
BlackRock Long-Horizon Equity Fund, Institutional Class	75,946	2,814		6,792		71,968	$1,071,604	$13,975	$30,379
BlackRock Low Duration Bond Portfolio, BlackRock Class	71,179	1,216		—		72,395	$708,025	$11,891	—
BlackRock Pacific Fund, Inc., Institutional Class	23,816	7,540		3,409		27,947	$538,250	$8,331	$48,730
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,492	2,637		—		132,129	$1,367,540	$24,411	$2,594
iShares International Developed Real Estate ETF	10,208	—		—		10,208	$327,524	$33,741	—
iShares MSCI Germany ETF	18,358	—		—		18,358	$535,136	$11,588	—
iShares MSCI Japan ETF	64,413	105,725		50,800		119,338	$1,432,056	$11,036	$27,906
iShares MSCI Mexico Capped ETF	6,380	—		6,380		—	—	—	$(35,264)
iShares Russell 2000 ETF	8,664	—		—		8,664	$962,484	$10,380	—
iShares U.S. Financials ETF	15,804	—		—		15,804	$1,292,767	$15,496	—
iShares U.S. Healthcare ETF	—	4,792		—		4,792	$613,088	$3,472	—
iShares U.S. Technology ETF	12,130	—		—		12,130	$1,186,921	$9,683	—
Master Basic Value LLC	$1,921,603	—		$114,633	[2]	$1,806,970	$1,806,970	$23,095	$221,412
Master Large Cap Growth Portfolio	$1,555,957	$261,469	[1]	—		$1,817,426	$1,817,426	$15,115	$123,863
Master Total Return Portfolio	$7,824,993	$416,930	[1]	—		$8,241,923	$8,241,923	$261,487	$142,880
[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JULY 31, 2014	5

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
7	Australian Government Bonds (10 Year)	Sydney	September 2014	$786,428	$18,039
7	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$872,266	(2,779)
Total					$15,260

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,582,213	$12,865,540	—	$34,447,753

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$18,039	—	—	$18,039
Liabilities:
Interest rate contracts	(2,779)	—	—	(2,779)
Total	$15,260	—	—	$15,260

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$50,000	—	—	$50,000
Liabilities:
Collateral on securities loaned at value	—	$(999,221)	—	(999,221)
Total	$50,000	$(999,221)	—	$(949,221)

There were no transfers between levels during the period ended July 31, 2014.

6	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 69.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	42,366	$1,200,661
BlackRock Commodity Strategies Fund, Institutional Class (b)	100,382	992,776
BlackRock Emerging Markets Fund, Inc., Institutional Class	19,881	418,489
BlackRock Equity Dividend Fund, Institutional Class	24,035	593,907
BlackRock EuroFund, Institutional Class	57,138	905,071
BlackRock International Fund, Institutional Class	66,665	1,037,971
BlackRock International Opportunities Portfolio, Institutional Class	12,738	505,714
BlackRock Long-Horizon Equity Fund, Institutional Class	91,892	1,368,267
BlackRock Pacific Fund, Inc., Institutional Class	34,033	655,472
iShares International Developed Real Estate ETF	14,354	460,548
iShares MSCI Germany ETF	19,272	561,779
iShares MSCI Japan ETF	112,522	1,350,264
iShares Russell 2000 ETF (c)	5,877	652,876
iShares U.S. Financials ETF	12,324	1,008,103
iShares U.S. Healthcare ETF	5,597	716,080
iShares U.S. Technology ETF	11,564	1,131,537
Master Basic Value LLC	$2,415,658	2,415,658
Master Large Cap Growth Portfolio	$3,020,688	3,020,688

		18,995,861

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 36.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	123,426	$1,351,509
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	43,487	479,662
BlackRock Low Duration Bond Portfolio, BlackRock Class	62,062	606,963
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	131,872	1,364,879
Master Total Return Portfolio	$6,290,162	6,290,162

		10,093,175

Short-Term Securities — 10.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	2,074,374	2,074,374
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$677,797	677,797

		2,752,171
Total Affiliated Investment Companies (Cost — $29,446,506*) — 116.1%		31,841,207
Liabilities in Excess of Other Assets — (16.1)%		(4,415,944)

Net Assets — 100.0%		$27,425,263

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$28,956,015

Gross unrealized appreciation	$4,761,389
Gross unrealized depreciation	(1,876,197)

Net unrealized appreciation	$2,885,192

BLACKROCK FUNDS II	JULY 31, 2014	7

Schedule of Investments (continued)	LifePath Active 2025 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	56,805	39,313		53,752		42,366	$1,200,661	—	$404,871
BlackRock Commodity Strategies Fund, Inc., Institutional Class	31,034	69,348		—		100,382	$992,776	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	19,881		—		19,881	$418,489	$2,149	—
BlackRock Equity Dividend Fund, Institutional Class	17,372	27,003		20,340		24,035	$593,907	$6,694	$75,754
BlackRock EuroFund, Institutional Class	25,088	36,079		4,029		57,138	$905,071	$5,121	$6,661
BlackRock Global Long/Short Credit Fund, Institutional Class	122,186	1,240		—		123,426	$1,351,509	$13,489	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,989	1,498		—		43,487	$479,662	$8,555	$7,708
BlackRock International Fund, Institutional Class	69,814	1,321		4,470		66,665	$1,037,971	$19,555	$2,515
BlackRock International Opportunities Portfolio, Institutional Class	14,288	61		1,611		12,738	$505,714	$1,055	$7,350
BlackRock Liquidity Funds, TempFund, Institutional Class	1,199,801	874,573	[1]	—		2,074,374	$2,074,374	$434	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$677,797	[1]	—		$677,797	$677,797	$1,643	—
BlackRock Long-Horizon Equity Fund, Institutional Class	88,022	3,870		—		91,892	$1,368,267	$16,197	$29,165
BlackRock Low Duration Bond Portfolio, BlackRock Class	61,019	1,043		—		62,062	$606,963	$10,194	—
BlackRock Pacific Fund, Inc., Institutional Class	33,117	4,613		3,697		34,033	$655,472	$11,041	$68,483
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	129,240	2,632		—		131,872	$1,364,879	$24,615	$2,589
iShares International Developed Real Estate ETF	14,354	—		—		14,354	$460,548	$47,446	—
iShares MSCI Germany ETF	17,021	2,251		—		19,272	$561,779	$12,165	—
iShares MSCI Japan ETF	54,859	100,574		42,911		112,522	$1,350,264	$10,328	$25,330
iShares MSCI Mexico Capped ETF	5,911	—		5,911		—	—	—	$(31,425)
iShares Russell 2000 ETF	5,877	—		—		5,877	$652,876	$7,041	—
iShares U.S. Financials ETF	12,324	—		—		12,324	$1,008,103	$12,083	—
iShares U.S. Healthcare ETF	—	5,597		—		5,597	$716,080	$4,056	—
iShares U.S. Technology ETF	11,564	—		—		11,564	$1,131,537	$9,231	—
Master Basic Value LLC	$2,645,627	—		$229,969	[2]	$2,415,658	$2,415,658	$37,091	$354,436
Master Large Cap Growth Portfolio	$2,160,177	$860,511	[1]	—		$3,020,688	$3,020,688	$24,304	$204,012
Master Total Return Portfolio	$5,971,985	$318,177	[1]	—		$6,290,162	$6,290,162	$199,563	$108,948
[1] Represents net shares/beneficial interest purchased.
[2] Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

8	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
6	Australian Government Bonds (10 Year)	Sydney	September 2014	$674,081	$15,462
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$623,047	(618)
Total					$14,844

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,436,902	$12,404,305	—	$31,841,207

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$15,462	—	—	$15,462
Liabilities:
Interest rate contracts	(618)	—	—	(618)
Total	$14,844	—	—	$14,844

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$39,700	—	—	$39,700
Liabilities:
Collateral on securities loaned at value	—	$(677,797)	—	(677,797)
Total	$39,700	$(677,797)	—	$(638,097)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK FUNDS II	JULY 31, 2014	9

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 71.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	88,452	$2,506,739
BlackRock Commodity Strategies Fund, Institutional Class (b)	109,977	1,087,677
BlackRock Emerging Markets Fund, Inc., Institutional Class	20,043	421,908
BlackRock Equity Dividend Fund, Institutional Class	40,405	998,411
BlackRock EuroFund, Institutional Class	61,511	974,330
BlackRock International Fund, Institutional Class	70,530	1,098,158
BlackRock International Opportunities Portfolio, Institutional Class	14,516	576,271
BlackRock Long-Horizon Equity Fund, Institutional Class	100,648	1,498,648
BlackRock Pacific Fund, Inc., Institutional Class	34,725	668,812
iShares International Developed Real Estate ETF	18,823	603,936
iShares MSCI Germany ETF	25,903	755,073
iShares MSCI Japan ETF	120,495	1,445,940
iShares Russell 2000 ETF (c)	2,282	253,507
iShares U.S. Financials ETF	14,968	1,224,382
iShares U.S. Healthcare ETF	6,650	850,801
iShares U.S. Technology ETF	11,734	1,148,172
Master Basic Value LLC	$2,762,139	2,762,139
Master Large Cap Growth Portfolio	$2,780,564	2,780,564

		21,655,468

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 25.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	118,616	$1,298,846
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	33,502	369,531
BlackRock Low Duration Bond Portfolio, BlackRock Class	46,445	454,233
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	127,325	1,317,815
Master Total Return Portfolio	$4,340,265	4,340,265

		7,780,690

Short-Term Securities — 3.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	937,846	937,846
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$263,174	263,174

		1,201,020
Total Affiliated Investment Companies (Cost — $27,441,883*) — 100.4%		30,637,178
Liabilities in Excess of Other Assets — (0.4)%		(114,819)

Net Assets — 100.0%		$30,522,359

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$27,216,974

Gross unrealized appreciation	$5,336,755
Gross unrealized depreciation	(1,916,551)

Net unrealized appreciation	$3,420,204

10	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (continued)	LifePath Active 2030 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	64,593	40,024		16,165		88,452	$2,506,739	—	$294,887
BlackRock Commodity Strategies Fund, Inc., Institutional Class	36,954	73,023		—		109,977	$1,087,677	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	20,043		—		20,043	$421,908	$2,167	—
BlackRock Equity Dividend Fund, Institutional Class	33,330	18,007		10,932		40,405	$998,411	$12,935	$63,706
BlackRock EuroFund, Institutional Class	28,421	36,970		3,880		61,511	$974,330	$5,801	$6,390
BlackRock Global Long/Short Credit Fund, Institutional Class	117,425	1,191		—		118,616	$1,298,846	$12,964	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,348	1,154		—		33,502	$369,531	$6,591	$5,938
BlackRock International Fund, Institutional Class	73,445	1,390		4,305		70,530	$1,098,158	$20,572	$2,403
BlackRock International Opportunities Portfolio, Institutional Class	15,998	69		1,551		14,516	$576,271	$1,181	$7,281
BlackRock Liquidity Funds, TempFund, Institutional Class	1,152,930	—		215,084	[1]	937,846	$937,846	$483	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$263,174	[2]	—		$263,174	$263,174	$1,560	—
BlackRock Long-Horizon Equity Fund, Institutional Class	95,332	5,316		—		100,648	$1,498,648	$17,541	$31,587
BlackRock Low Duration Bond Portfolio, BlackRock Class	45,665	780		—		46,445	$454,233	$7,629	—
BlackRock Pacific Fund, Inc., Institutional Class	33,602	4,683		3,560		34,725	$668,812	$11,225	$69,839
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	124,784	2,541		—		127,325	$1,317,815	$23,765	$2,500
iShares International Developed Real Estate ETF	18,823	—		—		18,823	$603,936	$62,216	—
iShares MSCI Germany ETF	17,218	8,685		—		25,903	$755,073	$16,350	—
iShares MSCI Japan ETF	63,189	101,335		44,029		120,495	$1,445,940	$11,618	$19,502
iShares MSCI Mexico Capped ETF	5,986	—		5,986		—	—	—	$(33,204)
iShares Russell 2000 ETF	2,282	—		—		2,282	$253,507	$2,734	—
iShares U.S. Financials ETF	14,968	—		—		14,968	$1,224,382	$14,676	—
iShares U.S. Healthcare ETF	—	6,650		—		6,650	$850,801	$4,818	—
iShares U.S. Technology ETF	11,734	—		—		11,734	$1,148,172	$9,366	—
Master Basic Value LLC	$2,797,098	—		$34,959	[1]	$2,762,139	$2,762,139	$42,920	$400,667
Master Large Cap Growth Portfolio	$2,206,248	$574,316	[2]	—		$2,780,564	$2,780,564	$26,465	$214,868
Master Total Return Portfolio	$4,120,728	$219,537	[2]	—		$4,340,265	$4,340,265	$137,701	$75,274
[1] Represents net shares/beneficial interest sold.
[2] Represents net beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JULY 31, 2014	11

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
7	Australian Government Bonds (10 Year)	Sydney	September 2014	$786,428	$18,039
(5)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$623,047	(618)
Total					$17,421

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$20,491,036	$10,146,142	—	$30,637,178

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$18,039	—	—	$18,039
Liabilities:
Interest rate contracts	(618)	—	—	(618)
Total	$17,421	—	—	$17,421

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$46,930	—	—	$46,930
Liabilities:
Collateral on securities loaned at value	—	$(263,174)	—	(263,174)
Total	$46,930	$(263,174)	—	$(216,244)

There were no transfers between levels during the period ended July 31, 2014.

12	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 90.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	64,235	$1,820,426
BlackRock Commodity Strategies Fund, Institutional Class (b)	60,058	593,977
BlackRock Emerging Markets Fund, Inc., Institutional Class	10,042	211,394
BlackRock Equity Dividend Fund, Institutional Class	43,928	1,085,460
BlackRock EuroFund, Institutional Class	31,348	496,552
BlackRock International Fund, Institutional Class	49,409	769,300
BlackRock International Opportunities Portfolio, Institutional Class	10,550	418,835
BlackRock Long-Horizon Equity Fund, Institutional Class	60,426	899,741
BlackRock Pacific Fund, Inc., Institutional Class	17,420	335,514
iShares International Developed Real Estate ETF	15,323	491,638
iShares MSCI Germany ETF	10,960	319,484
iShares MSCI Japan ETF	75,044	900,528
iShares Russell 2000 ETF (c)	3,568	396,369
iShares U.S. Financials ETF	6,655	544,379
iShares U.S. Healthcare ETF	2,958	378,447
iShares U.S. Technology ETF	5,934	580,642
Master Basic Value LLC	$2,829,740	2,829,740
Master Large Cap Growth Portfolio	$2,442,116	2,442,116

		15,514,542

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 18.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	64,405	$705,232
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,470	115,481
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,758	359,489
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	68,727	711,320
Master Total Return Portfolio	$1,361,944	1,361,944

		3,253,466

Short-Term Securities — 10.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	1,446,605	1,446,605
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$411,478	411,478

		1,858,083
Total Affiliated Investment Companies
(Cost — $18,929,017*) — 119.9%		20,626,091
Liabilities in Excess of Other Assets — (19.9)%		(3,428,881)

Net Assets — 100.0%		$17,197,210

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,816,525

Gross unrealized appreciation	$2,927,090
Gross unrealized depreciation	(1,117,524)

Net unrealized appreciation	$1,809,566

BLACKROCK FUNDS II	JULY 31, 2014	13

Schedule of Investments (continued)	LifePath Active 2035 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,944	43,766		11,475	64,235	$1,820,426	—	$155,639
BlackRock Commodity Strategies Fund, Inc., Institutional Class	18,701	41,357		—	60,058	$593,977	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	10,042		—	10,042	$211,394	$1,086	—
BlackRock Equity Dividend Fund, Institutional Class	21,082	28,884		6,038	43,928	$1,085,460	$10,112	$34,117
BlackRock EuroFund, Institutional Class	9,252	24,209		2,113	31,348	$496,552	$1,889	$3,518
BlackRock Global Long/Short Credit Fund, Institutional Class	63,758	647		—	64,405	$705,232	$7,039	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,109	361		—	10,470	$115,481	$2,060	$1,856
BlackRock International Fund, Institutional Class	50,793	961		2,345	49,409	$769,300	$14,227	$1,277
BlackRock International Opportunities Portfolio, Institutional Class	11,347	49		846	10,550	$418,835	$838	$4,210
BlackRock Liquidity Funds, TempFund, Institutional Class	561,774	884,831	[1]	—	1,446,605	$1,446,605	$313	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$411,478	[1]	—	$411,478	$411,478	$771	—
BlackRock Long-Horizon Equity Fund, Institutional Class	56,548	3,878		—	60,426	$899,741	$10,405	$18,736
BlackRock Low Duration Bond Portfolio, BlackRock Class	36,140	618		—	36,758	$359,489	$6,038	—
BlackRock Pacific Fund, Inc., Institutional Class	16,994	2,366		1,940	17,420	$335,514	$5,661	$35,065
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	67,355	1,372		—	68,727	$711,320	$12,826	$1,349
iShares International Developed Real Estate ETF	15,323	—		—	15,323	$491,638	$50,649	—
iShares MSCI Germany ETF	8,594	2,366		—	10,960	$319,484	$6,918	—
iShares MSCI Japan ETF	22,635	64,382		11,973	75,044	$900,528	$7,124	$1,513
iShares MSCI Mexico Capped ETF	2,995	—		2,995	—	—	—	$(16,222)
iShares Russell 2000 ETF	3,568	—		—	3,568	$396,369	$4,275	—
iShares U.S. Financials ETF	6,655	—		—	6,655	$544,379	$6,524	—
iShares U.S. Healthcare ETF	—	2,958		—	2,958	$378,447	$2,143	—
iShares U.S. Technology ETF	5,934	—		—	5,934	$580,642	$4,736	—
Master Basic Value LLC	$1,932,226	$897,514	[1]	—	$2,829,740	$2,829,740	$34,753	$327,952
Master Large Cap Growth Portfolio	$1,408,636	$1,033,480	[1]	—	$2,442,116	$2,442,116	$17,002	$149,583
Master Total Return Portfolio	$1,293,056	$68,888	[1]	—	$1,361,944	$1,361,944	$43,210	$23,432
[1] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

14	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
4	Australian Government Bonds (10 Year)	Sydney	September 2014	$449,388	$10,308
(1)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$124,609	(124)
Total					$10,184

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,580,813	$7,045,278	—	$20,626,091

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$10,308	—	—	$10,308
Liabilities:
Interest rate contracts	(124)	—	—	(124)
Total	$10,184	—	—	$10,184

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$30,000	—	—	$30,000
Liabilities:
Collateral on securities loaned at value	—	$(411,478)	—	(411,478)
Total	$30,000	$(411,478)	—	$(381,478)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK FUNDS II	JULY 31, 2014	15

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	67,842	$1,922,648
BlackRock Commodity Strategies Fund, Institutional Class (b)	74,063	732,485
BlackRock Emerging Markets Fund, Inc., Institutional Class	9,790	206,087
BlackRock Equity Dividend Fund, Institutional Class	26,506	654,972
BlackRock EuroFund, Institutional Class	35,892	568,536
BlackRock International Fund, Institutional Class	67,909	1,057,349
BlackRock International Opportunities Portfolio, Institutional Class	13,501	535,971
BlackRock Long-Horizon Equity Fund, Institutional Class	82,509	1,228,563
BlackRock Pacific Fund, Inc., Institutional Class	29,236	563,093
iShares International Developed Real Estate ETF	24,486	785,633
iShares MSCI Germany ETF	8,292	241,712
iShares MSCI Japan ETF	69,333	831,996
iShares Russell 2000 ETF (c)	4,725	524,900
iShares U.S. Financials ETF	9,394	768,429
iShares U.S. Healthcare ETF	4,469	571,764
iShares U.S. Technology ETF	5,670	554,810
Master Basic Value LLC	$2,744,838	2,744,838
Master Large Cap Growth Portfolio	$2,193,856	2,193,856

		16,687,642

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 15.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	82,914	$907,913
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	9,051	99,828
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,544	220,484
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	88,433	915,277
Master Total Return Portfolio	$1,023,997	1,023,997

		3,167,499

Short-Term Securities — 7.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	940,296	940,296
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$544,871	544,871

		1,485,167
Total Affiliated Investment Companies (Cost — $18,937,980*) — 102.5%		21,340,308
Liabilities in Excess of Other Assets — (2.5)%		(522,506)

Net Assets — 100.0%		$20,817,802

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,785,758

Gross unrealized appreciation	$3,989,304
Gross unrealized depreciation	(1,434,754)

Net unrealized appreciation	$2,554,550

16	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (continued)	LifePath Active 2040 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,752	27,706		15,616	67,842	$1,922,648	—	$252,154
BlackRock Commodity Strategies Fund, Inc., Institutional Class	23,565	50,498		—	74,063	$732,485	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	9,790		—	9,790	$206,087	$1,058	—
BlackRock Equity Dividend Fund, Institutional Class	32,984	11,350		17,828	26,506	$654,972	$8,893	$105,524
BlackRock EuroFund, Institutional Class	20,279	18,237		2,624	35,892	$568,536	$4,139	$4,316
BlackRock Global Long/Short Credit Fund, Institutional Class	82,082	832		—	82,914	$907,913	$9,062	—
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,739	312		—	9,051	$99,828	$1,782	$1,604
BlackRock International Fund, Institutional Class	69,505	1,315		2,911	67,909	$1,057,349	$19,469	$2,140
BlackRock International Opportunities Portfolio, Institutional Class	14,488	62		1,049	13,501	$535,971	$1,070	$6,505
BlackRock Liquidity Funds, TempFund, Institutional Class	741,218	199,078	[1]	—	940,296	$940,296	$250	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$544,871	[1]	—	$544,871	$544,871	$1,031	—
BlackRock Long-Horizon Equity Fund, Institutional Class	79,968	2,962		421	82,509	$1,228,563	$14,715	$26,677
BlackRock Low Duration Bond Portfolio, BlackRock Class	22,166	378		—	22,544	$220,484	$3,703	—
BlackRock Pacific Fund, Inc., Institutional Class	27,765	3,879		2,408	29,236	$563,093	$9,336	$57,706
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,667	1,766		—	88,433	$915,277	$16,500	$1,736
iShares International Developed Real Estate ETF	21,431	3,055		—	24,486	$785,633	$72,291	—
iShares MSCI Germany ETF	8,292	—		—	8,292	$241,712	$5,234	—
iShares MSCI Japan ETF	36,332	58,510		25,509	69,333	$831,996	$6,667	$5,598
iShares MSCI Mexico Capped ETF	2,919	—		2,919	—	—	—	$(16,491)
iShares Russell 2000 ETF	4,725	—		—	4,725	$524,900	$5,661	—
iShares U.S. Financials ETF	9,394	—		—	9,394	$768,429	$9,211	—
iShares U.S. Healthcare ETF	—	4,469		—	4,469	$571,764	$3,238	—
iShares U.S. Technology ETF	5,670	—		—	5,670	$554,810	$4,526	—
Master Basic Value LLC	$2,665,379	$79,459	[1]	—	$2,744,838	$2,744,838	$41,451	$388,897
Master Large Cap Growth Portfolio	$1,814,167	$379,689	[1]	—	$2,193,856	$2,193,856	$21,978	$178,757
Master Total Return Portfolio	$972,198	$51,799	[1]	—	$1,023,997	$1,023,997	$32,487	$17,668
[1] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JULY 31, 2014	17

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
4	Australian Government Bonds (10 Year)	Sydney	September 2014	$449,388	$10,308
(8)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$996,875	(989)
Total					$9,319

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$14,832,746	$6,507,562	—	$21,340,308

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$10,308	—	—	$10,308
Liabilities:
Interest rate contracts	(989)	—	—	(989)
Total	$9,319	—	—	$9,319

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$34,000	—	—	$34,000
Liabilities:
Collateral on securities loaned at value	—	$(544,871)	—	(544,871)
Total	$34,000	$(544,871)	—	$(510,871)

There were no transfers between levels during the period ended July 31, 2014.

18	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 111.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	58,471	$1,657,055
BlackRock Commodity Strategies Fund, Institutional Class (b)	35,278	348,897
BlackRock Emerging Markets Fund, Inc., Institutional Class	4,838	101,838
BlackRock Equity Dividend Fund, Institutional Class	38,626	954,453
BlackRock EuroFund, Institutional Class	33,532	531,153
BlackRock International Fund, Institutional Class	42,651	664,078
BlackRock International Opportunities Portfolio, Institutional Class	8,793	349,068
BlackRock Long-Horizon Equity Fund, Institutional Class	42,757	636,657
BlackRock Pacific Fund, Inc., Institutional Class	12,464	240,057
iShares International Developed Real Estate ETF	16,705	535,980
iShares MSCI Germany ETF	4,079	118,903
iShares MSCI Japan ETF	46,338	556,056
iShares Russell 2000 ETF (c)	2,302	255,729
iShares U.S. Financials ETF	4,189	342,660
iShares U.S. Healthcare ETF	1,813	231,955
iShares U.S. Technology ETF	2,882	282,004
Master Basic Value LLC	$1,787,674	1,787,674
Master Large Cap Growth Portfolio	$1,636,409	1,636,409

		11,230,626

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 11.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	32,921	$360,483
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,362	111,119
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,875	454,111
Master Total Return Portfolio	$183,917	183,917

		1,109,630

Short-Term Securities — 9.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	684,533	684,533
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$265,387	265,387

		949,920
Total Affiliated Investment Companies (Cost — $12,088,388*) — 131.4%		13,290,176
Liabilities in Excess of Other Assets — (31.4)%		(3,177,422)

Net Assets — 100.0%		$10,112,754

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,027,002

Gross unrealized appreciation	$1,923,235
Gross unrealized depreciation	(660,061)

Net unrealized appreciation	$1,263,174

BLACKROCK FUNDS II	JULY 31, 2014	19

Schedule of Investments (continued)	LifePath Active 2045 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	26,220	37,629		5,378	58,471	$1,657,055	—	$114,847
BlackRock Commodity Strategies Fund, Inc., Institutional Class	12,109	23,169		—	35,278	$348,897	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	4,838		—	4,838	$101,838	$523	—
BlackRock Equity Dividend Fund, Institutional Class	15,404	28,448		5,226	38,626	$954,453	$8,204	$19,071
BlackRock EuroFund, Institutional Class	4,085	30,719		1,272	33,532	$531,153	$834	$2,126
BlackRock Global Long/Short Credit Fund, Institutional Class	32,590	331		—	32,921	$360,483	$3,298	—
BlackRock International Fund, Institutional Class	43,244	818		1,411	42,651	$664,078	$12,113	$1,121
BlackRock International Opportunities Portfolio, Institutional Class	9,261	40		508	8,793	$349,068	$684	$3,346
BlackRock Liquidity Funds, TempFund, Institutional Class	263,040	421,493	[1]	—	684,533	$684,533	$130	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$265,387	[1]	—	$265,387	$265,387	$500	—
BlackRock Long-Horizon Equity Fund, Institutional Class	42,642	2,104		1,989	42,757	$636,657	$7,847	$14,733
BlackRock Low Duration Bond Portfolio, BlackRock Class	11,171	191		—	11,362	$111,119	$1,866	—
BlackRock Pacific Fund, Inc., Institutional Class	11,962	1,669		1,167	12,464	$240,057	$4,008	$24,563
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	43,000	875		—	43,875	$454,111	$8,196	$861
iShares International Developed Real Estate ETF	13,721	2,984		—	16,705	$535,980	$46,772	—
iShares MSCI Germany ETF	4,079	—		—	4,079	$118,903	$2,575	—
iShares MSCI Japan ETF	17,738	40,678		12,078	46,338	$556,056	$4,318	$(2,315)
iShares MSCI Mexico Capped ETF	1,436	—		1,436	—	—	—	$(8,112)
iShares Russell 2000 ETF	2,302	—		—	2,302	$255,729	$2,757	—
iShares U.S. Financials ETF	4,189	—		—	4,189	$342,660	$4,107	—
iShares U.S. Healthcare ETF	—	1,813		—	1,813	$231,955	$1,314	—
iShares U.S. Technology ETF	2,882	—		—	2,882	$282,004	$2,301	—
Master Basic Value LLC	$1,454,878	$332,796	[1]	—	$1,787,674	$1,787,674	$21,453	$202,975
Master Large Cap Growth Portfolio	$1,125,187	$511,222	[1]	—	$1,636,409	$1,636,409	$12,406	$105,635
Master Total Return Portfolio	$174,614	$9,303	[1]	—	$183,917	$183,917	$5,836	$3,195
[1] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

20	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
2	Australian Government Bonds (10 Year)	Sydney	September 2014	$224,693	$5,154
(6)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$747,656	(742)
Total					$4,412

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,416,789	$3,873,387	—	$13,290,176

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$5,154	—	—	$5,154
Liabilities:
Interest rate contracts	(742)	—	—	(742)
Total	$4,412	—	—	$4,412

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$20,000	—	—	$20,000
Liabilities:
Collateral on securities loaned at value	—	$(265,387)	—	(265,387)
Total	$20,000	$(265,387)	—	$(245,387)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK FUNDS II	JULY 31, 2014	21

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 110.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	49,027	$1,389,434
BlackRock Commodity Strategies Fund, Institutional Class (b)	32,784	324,230
BlackRock Emerging Markets Fund, Inc., Institutional Class	3,968	83,526
BlackRock Equity Dividend Fund, Institutional Class	34,469	851,738
BlackRock EuroFund, Institutional Class	33,851	536,193
BlackRock International Fund, Institutional Class	31,873	496,255
BlackRock International Opportunities Portfolio, Institutional Class	7,983	316,907
BlackRock Long-Horizon Equity Fund, Institutional Class	40,763	606,964
BlackRock Pacific Fund, Inc., Institutional Class	10,980	211,466
iShares International Developed Real Estate ETF	18,833	604,257
iShares MSCI Germany ETF	3,352	97,711
iShares MSCI Japan ETF	52,468	629,616
iShares Russell 2000 ETF (c)	1,810	201,073
iShares U.S. Financials ETF	3,087	252,517
iShares U.S. Healthcare ETF	1,964	251,274
iShares U.S. Technology ETF	2,357	230,632
Master Basic Value LLC	$1,834,847	1,834,847
Master Large Cap Growth Portfolio	$1,730,031	1,730,031

		10,648,671

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 4.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	13,097	$143,417
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,190	60,538
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,447	180,578
Master Total Return Portfolio	$74,148	74,148

		458,681

Short-Term Securities — 11.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	921,322	921,322
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$208,652	208,652

		1,129,974
Total Affiliated Investment Companies (Cost — $11,276,420*) — 126.6%		12,237,326
Liabilities in Excess of Other Assets — (26.6)%		(2,572,727)

Net Assets — 100.0%		$9,664,599

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,187,740

Gross unrealized appreciation	$1,725,179
Gross unrealized depreciation	(675,593)

Net unrealized appreciation	$1,049,586

22	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (continued)	LifePath Active 2050 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,919	30,499		6,391	49,027	$1,389,434	—	$109,475
BlackRock Commodity Strategies Fund, Inc., Institutional Class	10,389	22,395		—	32,784	$324,230	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	3,968		—	3,968	$83,526	$429	—
BlackRock Equity Dividend Fund, Institutional Class	15,321	23,787		4,639	34,469	$851,738	$7,719	$29,138
BlackRock EuroFund, Institutional Class	7,562	27,421		1,132	33,851	$536,193	$1,544	$1,528
BlackRock Global Long/Short Credit Fund, Institutional Class	12,966	131		—	13,097	$143,417	$1,431	—
BlackRock International Fund, Institutional Class	32,513	615		1,255	31,873	$496,255	$9,107	$349
BlackRock International Opportunities Portfolio, Institutional Class	8,400	36		453	7,983	$316,907	$620	$2,264
BlackRock Liquidity Funds, TempFund, Institutional Class	205,235	716,087	[1]	—	921,322	$921,322	$142	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$208,652	[1]	—	$208,652	$208,652	$391	—
BlackRock Long-Horizon Equity Fund, Institutional Class	35,426	5,337		—	40,763	$606,964	$6,519	$11,738
BlackRock Low Duration Bond Portfolio, BlackRock Class	6,086	104		—	6,190	$60,538	$1,017	—
BlackRock Pacific Fund, Inc., Institutional Class	10,547	1,472		1,039	10,980	$211,466	$3,533	$21,545
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	17,099	348		—	17,447	$180,578	$3,252	$343
iShares International Developed Real Estate ETF	12,026	6,807		—	18,833	$604,257	$42,986	—
iShares MSCI Germany ETF	3,352	—		—	3,352	$97,711	$2,116	—
iShares MSCI Japan ETF	11,374	46,096		5,002	52,468	$629,616	$4,886	$(1,566)
iShares MSCI Mexico Capped ETF	1,180	—		1,180	—	—	—	$(6,666)
iShares Russell 2000 ETF	1,810	—		—	1,810	$201,073	$2,168	—
iShares U.S. Financials ETF	3,087	—		—	3,087	$252,517	$3,027	—
iShares U.S. Healthcare ETF	—	1,964		—	1,964	$251,274	$1,423	—
iShares U.S. Technology ETF	2,357	—		—	2,357	$230,632	$1,881	—
Master Basic Value LLC	$1,316,516	$518,331	[1]	—	$1,834,847	$1,834,847	$23,233	$222,254
Master Large Cap Growth Portfolio	$895,203	$834,828	[1]	—	$1,730,031	$1,730,031	$12,874	$113,129
Master Total Return Portfolio	$70,396	$3,752	[1]	—	$74,148	$74,148	$2,353	$1,289
[1] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK FUNDS II	JULY 31, 2014	23

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(8)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$996,875	$(989)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,389,648	$3,847,678	—	$12,237,326

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(989)	—	—	$(989)
[1] Derivative finapncial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$11,000	—	—	$11,000
Liabilities:
Collateral on securities loaned at value	—	$(208,652)	—	(208,652)
Total	$11,000	$(208,652)	—	$(197,652)

There were no transfers between levels during the period ended July 31, 2014.

24	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	LifePath Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 95.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	10,954	$310,431
BlackRock Commodity Strategies Fund, Institutional Class (b)	9,854	97,454
BlackRock Emerging Markets Fund, Inc., Institutional Class	1,460	30,729
BlackRock Equity Dividend Fund, Institutional Class	6,746	166,693
BlackRock EuroFund, Institutional Class	2,641	41,840
BlackRock International Fund, Institutional Class	8,554	133,188
BlackRock International Opportunities Portfolio, Institutional Class	2,849	113,110
BlackRock Long-Horizon Equity Fund, Institutional Class	12,591	187,487
BlackRock Pacific Fund, Inc., Institutional Class	3,650	70,295
iShares International Developed Real Estate ETF	6,244	200,339
iShares MSCI Germany ETF	1,233	35,942
iShares MSCI Japan ETF	4,158	49,896
iShares Russell 2000 ETF (c)	215	23,884
iShares U.S. Financials ETF	1,065	87,117
iShares U.S. Healthcare ETF	538	68,832
iShares U.S. Technology ETF	843	82,487
Master Basic Value LLC	$384,013	384,013
Master Large Cap Growth Portfolio	$359,554	359,554

		2,443,291

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 2.7%
BlackRock Global Long/Short Credit Fund, Institutional Class	2,178	$23,849
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,238	21,887
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,320	24,012

		69,748

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	11,316	11,316
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(e)	$17,126	17,126

		28,442
Total Affiliated Investment Companies (Cost — $2,326,766*) — 99.7%		2,541,481
Other Assets Less Liabilities — 0.3%		6,677

Net Assets — 100.0%		$2,548,158

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,283,030

Gross unrealized appreciation	$395,388
Gross unrealized depreciation	(136,937)

Net unrealized appreciation	$258,451

BLACKROCK FUNDS II	JULY 31, 2014	25

Schedule of Investments (continued)	LifePath Active 2055 Portfolio

(a)	Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,443	3,614		2,103		10,954	$310,431	—	$41,193
BlackRock Commodity Strategies Fund, Inc., Institutional Class	4,316	5,538		—		9,854	$97,454	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	1,460		—		1,460	$30,729	$158	—
BlackRock Equity Dividend Fund, Institutional Class	7,129	1,096		1,479		6,746	$166,693	$2,401	$3,285
BlackRock EuroFund, Institutional Class	2,946	38		343		2,641	$41,840	$601	$563
BlackRock Global Long/Short Credit Fund, Institutional Class	2,156	22		—		2,178	$23,849	$238	—
BlackRock International Fund, Institutional Class	8,769	166		381		8,554	$133,188	$2,456	$371
BlackRock International Opportunities Portfolio, Institutional Class	2,973	13		137		2,849	$113,110	$220	$943
BlackRock Liquidity Funds, TempFund, Institutional Class	66,126	—		54,810	[1]	11,316	$11,316	$14	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$17,126	[2]	—		$17,126	$17,126	$34	—
BlackRock Long-Horizon Equity Fund, Institutional Class	12,565	465		439		12,591	$187,487	$2,312	$4,473
BlackRock Low Duration Bond Portfolio, BlackRock Class	2,200	38		—		2,238	$21,887	$368	—
BlackRock Pacific Fund Inc., Institutional Class	3,479	486		315		3,650	$70,295	$1,168	$7,200
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,274	46		—		2,320	$24,012	$438	$46
iShares International Developed Real Estate ETF	4,676	1,568		—		6,244	$200,339	$16,201	—
iShares MSCI Germany ETF	1,233	—		—		1,233	$35,942	$779	—
iShares MSCI Japan ETF	4,759	1,999		2,600		4,158	$49,896	$532	$(814)
iShares MSCI Mexico Capped ETF	434	—		434		—	—	—	$(2,452)
iShares Russell 2000 ETF	215	—		—		215	$23,884	$258	—
iShares U.S. Financials ETF	1,065	—		—		1,065	$87,117	$1,044	—
iShares U.S. Healthcare ETF	—	538		—		538	$68,832	$390	—
iShares U.S. Technology ETF	843	—		—		843	$82,487	$673	—
Master Basic Value LLC	$396,858	—		$12,845	[1]	$384,013	$384,013	$5,977	$55,742
Master Large Cap Growth Portfolio	$309,744	$49,810	[2]	—		$359,554	$359,554	$3,609	$29,308
[1] Represents net shares/beneficial interest sold.
[2] Represents net beneficial interest purchased.

(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

26	BLACKROCK FUNDS II	JULY 31, 2014

Schedule of Investments (concluded)	LifePath Active 2055 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,780,788	$760,693	—	$2,541,481

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, collateral on securities loaned at value of $17,126 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK FUNDS II	JULY 31, 2014	27

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 25, 2014

3